UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009

		Value
	Shares	(000)
COMMON STOCKS (95.2%)
(Unless Otherwise Noted)
Brazil (10.9%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	24,800	$1,184

Commercial Banks
Banco Bradesco S.A. ADR	47,700	472
Banco Bradesco S.A. (Preference)	33,000	329
Banco Nacional S.A. (Preference) (a)(b)(c)	61,598,720	—
Itau Unibanco Banco Multiplo S.A. ADR	211,513	2,301
Itau Unibanco Banco Multiplo S.A. (Preference)	59,146	653
		3,755
Finance Companies
BM&F Bovespa S.A.	251,300	764

Food Products
Perdigao S.A.	82,661	1,034

Household Durables
PDG Realty S.A. Empreendimentos e Participacoes	65,300	366

Media
NET Servicos de Comunicacao S.A. (Preference) (c)	156,242	1,135

Metals & Mining
Cia Vale do Rio Doce ADR	232,588	2,624
Cia Vale do Rio Doce (Preference), Class A	17,252	199
		2,823
Multiline Retail
Lojas Renner S.A.	58,400	361

Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	46,026	1,128
Petroleo Brasileiro S.A. (Preference)	201,132	2,481
		3,609
Specialty Retail
Ultrapar Participacoes S.A. (Preference)	23,140	553

Wireless Telecommunication Services
Vivo Participacoes S.A. ADR	44,600	582
		16,166
China/Hong Kong (19.0%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	3,648,000	1,893

Commercial Banks
China Construction Bank Corp., Class H	4,236,000	2,406
Industrial & Commercial Bank of China, Class H	3,835,000	1,995
		4,401
Communications Equipment
BYD Electronic International Co., Ltd.	756,000	267

Construction & Engineering
China Railway Construction Corp. Ltd., Class H (c)	249,500	326
China Railway Group Ltd., Class H (c)	227,800	133
		459
Construction Materials
Anhui Conch Cement Co., Ltd., Class H (c)	329,000	1,815

Diversified Telecommunication Services
China Communications Services Corp., Ltd., Class H	946,000	566
China Unicom Hong Kong Ltd.	454,000	476
		1,042
Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	453,000	948
Datang International Power Generation Co., Ltd., Class H	1,082,000	476
		1,424
Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	167,000	702
Shanghai Industrial Holdings Ltd.	523,000	1,448
		2,150
Insurance
China Life Insurance Co., Ltd., Class H	1,036,000	3,409
Ping An Insurance Group Co. of China Ltd., Class H	258,500	1,543
		4,952
Media
Focus Media Holding Ltd. ADR (c)	67,500	459

Oil, Gas & Consumable Fuels
PetroChina Co., Ltd., Class H	3,070,000	2,447

Specialty Retail
Belle International Holdings Ltd.	1,051,000	535
GOME Electrical Appliances Holdings Ltd. (a)	10,375,000	1,499
		2,034
Wireless Telecommunication Services
China Mobile Ltd.	556,000	4,840
		28,183
Czech Republic (2.4%)
Commercial Banks
Komercni Banka A.S.	11,124	1,108

Diversified Telecommunication Services
Telefonica O2 Czech Republic A.S.	49,064	972

Electric Utilities
CEZ A.S.	40,708	1,453
		3,533
Hungary (0.3%)
Pharmaceuticals
Richter Gedeon Nyrt	4,550	496

India (7.9%)
Automobiles
Hero Honda Motors Ltd.	36,500	773

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009

		Value
	Shares	(000)
India (cont’d)
Maruti Suzuki India Ltd.	40,843	$633
		1,406
Commercial Banks
Axis Bank Ltd.	56,500	467
HDFC Bank Ltd.	80,700	1,564
State Bank of India Ltd.	63,392	1,345
Union Bank of India	135,500	394
		3,770
Construction Materials
ACC Ltd.	27,890	318
India Cements Ltd.	166,677	350
		668
Electrical Equipment
Bharat Heavy Electricals Ltd.	45,730	1,370

Household Products
Hindustan Unilever Ltd.	277,291	1,300

Information Technology Services
Infosys Technologies Ltd.	54,532	1,425

Media
Deccan Chronicle Holdings Ltd.	229,500	215

Oil, Gas & Consumable Fuels
Hindustan Petroleum Corp. Ltd.	96,071	510
Oil & Natural Gas Corp. Ltd.	21,100	326
		836
Tobacco
ITC Ltd.	204,400	745
		11,735
Indonesia (3.1%)
Automobiles
Astra International Tbk PT	473,600	589

Commercial Banks
Bank Central Asia Tbk PT	3,190,000	863
Bank Mandiri Tbk PT	2,082,000	396
Bank Rakyat Indonesia Tbk PT	1,472,500	536
		1,795
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	2,394,500	1,566

Gas Utilities
Perusahaan Gas Negara PT	2,870,000	538

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	2,167,000	154
		4,642
Israel (1.8%)
Aerospace & Defense
Elbit Systems Ltd.	1	—	@

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	40,839	1,840

Software
Check Point Software Technologies (c)	34,892	775
		2,615
Luxembourg (0.2%)
Wireless Telecommunication Services
Millicom International Cellular S.A.	9,383	348

Malaysia (1.0%)
Commercial Banks
Bumiputra-Commerce Holdings Bhd	213,200	402

Electric Utilities
Tenaga Nasional Bhd	263,500	441

Industrial Conglomerates
Sime Darby Bhd	104,100	164

Wireless Telecommunication Services
Digi.com Bhd	80,200	467
		1,474
Mexico (3.5%)
Beverages
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,400	61

Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., Class O	560,600	742

Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V., Class V	142,105	332
Wal-Mart de Mexico S.A.B. de C.V. ADR (c)	23,400	546
		878
Household Durables
Desarrolladora Homex S.A.B. de C.V. ADR (c)	7,465	99

Media
Grupo Televisa S.A. ADR	87,600	1,195

Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	82,512	2,234
		5,209
Pakistan (1.0%)
Commercial Banks
MCB Bank Ltd.	184,580	324
National Bank of Pakistan (c)	326,330	357
		681
Diversified Telecommunication Services
Pakistan Telecommunication Co., Ltd. (c)	843,000	175

Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.	549,700	492
Pakistan State Oil Co., Ltd.	76,400	186
		678
		1,534
Panama (0.6%)
Airlines
Copa Holdings S.A., Class A	32,805	940

Poland (2.8%)
Commercial Banks
Bank Pekao S.A.	45,629	1,097
Bank Zachodni WBK S.A.	16,165	317
Powszechna Kasa Oszczednosci Bank Polski S.A.	172,066	1,061
		2,475
Construction & Engineering
PBG S.A. (c)	3,916	215

Diversified Telecommunication Services
Telekomunikacja Polska S.A.	179,287	970

Metals & Mining
KGHM Polska Miedz S.A.	13,241	175

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009

		Value
	Shares	(000)
Poland (cont’d)
Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe I Gazownictwo S.A.	393,358	$381
		4,216
Russia (5.2%)
Diversified Telecommunication Services
Vimpel-Communications OJSC ADR	73,131	479

Electric Utilities
RusHydro (a)(c)	18,717,482	415

Food Products
Wimm-Bill-Dann Foods OJSC ADR (c)	13,054	415

Metals & Mining
Polyus Gold Co. ADR	34,591	792

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	63,898	939
LUKOIL ADR	73,895	2,776
Rosneft Oil Co. GDR (c)	320,065	1,378
		5,093
Paper & Forest Products
Alliance Cellulose Ltd., Class B (a)(b)(c)	156,075	—

Wireless Telecommunication Services
Mobile Telesystems OJSC ADR	17,500	524
		7,718
South Africa (7.3%)
Beverages
SABMiller plc	66,617	993

Food Products
Tiger Brands Ltd.	83,000	1,189

Media
Naspers Ltd., Class N	77,730	1,316

Metals & Mining
Anglo Platinum Ltd.	8,529	431
AngloGold Ashanti Ltd.	46,185	1,692
AngloGold Ashanti Ltd. ADR	3,310	122
Harmony Gold Mining Co., Ltd. (c)	80,300	869
Harmony Gold Mining Co., Ltd. ADR (c)	10,300	112
Impala Platinum Holdings Ltd.	61,900	1,039
		4,265
Oil, Gas & Consumable Fuels
Sasol Ltd.	15,233	443

Specialty Retail
Mr. Price Group Ltd.	177,613	455

Wireless Telecommunication Services
MTN Group Ltd.	196,166	2,176
		10,837
South Korea (12.9%)
Automobiles
Hyundai Motor Co.	13,088	529

Chemicals
LG Chem Ltd.	13,900	888
SSCP Co., Ltd. (c)	33,514	190
		1,078
Commercial Banks
KB Financial Group, Inc. (c)	22,180	535
Shinhan Financial Group Co., Ltd. (c)	55,676	1,000
		1,535
Construction & Engineering
Hyundai Development Co.	15,580	382

Household Durables
LG Electronics, Inc.	13,116	872
Woongjin Coway Co., Ltd.	73,177	1,587
		2,459
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	6,872	799

Internet Software & Services
NHN Corp. (c)	16,459	1,809

Media
Cheil Worldwide, Inc.	4,704	562

Personal Products
Amorepacific Corp.	1,493	659

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	12,381	5,114
Samsung Electronics Co., Ltd. (Preference)	3,306	760
		5,874
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	22,548	618

Tobacco
KT&G Corp.	20,480	1,128

Wireless Telecommunication Services
LG Telecom Ltd.	34,740	212
SK Telecom Co., Ltd.	9,976	1,386
SK Telecom Co., Ltd. ADR	9,800	151
		1,749
		19,181
Taiwan (9.4%)
Chemicals
Taiwan Fertilizer Co., Ltd.	79,000	162

Commercial Banks
First Financial Holding Co., Ltd.	938,800	435

Computers & Peripherals
Acer, Inc.	627,540	948
High Tech Computer Corp.	135,000	1,671
Wistron Corp.	943,000	1,022
		3,641
Diversified Financial Services
Yuanta Financial Holding Co., Ltd.	2,086,000	958

Diversified Telecommunication Services
Chunghwa Telecom Co., Ltd.	830,801	1,515

Electronic Equipment & Instruments
HON HAI Precision Industry Co., Ltd.	971,100	2,203

Insurance
Cathay Financial Holding Co., Ltd.	748,150	646

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co.	311,000	330
Taiwan Semiconductor Manufacturing Co., Ltd.	2,439,011	3,714
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,500	416
		4,460
		14,020

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009

		Value
	Shares	(000)
Thailand (1.8%)
Commercial Banks
Bangkok Bank PCL NVDR	237,100	$503
Kasikornbank PCL (Foreign)	386,800	498
Kasikornbank PCL NVDR	56,900	72
Siam Commercial Bank PCL (Foreign)	267,500	411
		1,484
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL (Foreign)	132,400	367
PTT PCL (Foreign)	60,800	264
		631
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	211,200	493
		2,608
Turkey (4.1%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	87,693	545

Commercial Banks
Akbank T.A.S.	497,106	1,463
Turkiye Garanti Bankasi A.S. (c)	1,161,589	1,653
Turkiye Halk Bankasi A.S.	198,615	436
Turkiye Is Bankasi A.S., Class C	306,993	692
		4,244
Diversified Financial Services
Haci Omer Sabanci Holding A.S.	172,926	298

Diversified Telecommunication Services
Turk Telekomunikasyon A.S. (c)	136,548	317

Wireless Telecommunication Services
Turkcell Iletisim Hizmet A.S.	123,222	603
		6,007
TOTAL COMMON STOCKS (Cost $194,754)		141,462

	Face Amount
	(000)
DEBT INSTRUMENT (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd., Zero Coupon, (expired maturity)(a)(b) (Cost $408)	INR	581	—

INVESTMENT COMPANY (1.0%)
India (1.0%)
Diversified Financial Services
Morgan Stanley Growth Fund (c)(d) (Cost $440)	2,450,493		1,498

	Shares
SHORT-TERM INVESTMENT (3.0%)
United States (3.0%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $4,388) (d)	4,388,463		4,388

TOTAL INVESTMENTS (99.2%) (Cost $199,990) +(e)			147,348
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)			1,165
NET ASSETS (100%)			$148,513

(a)	Security has been deemed illiquid at March 31, 2009.
(b)

At March 31, 2009, the Fund held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $440,000 at March 31, 2009. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Morgan Stanley Growth Fund. For the period ended March 31, 2009, the Fund had no purchases or sales of the security. The Fund invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund were recorded as dividends from affiliates and totaled approximately $6,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $21,944,000 and $25,166,000, respectively.

(e)

The approximate market value and percentage of total investments, $112,713,000 and 76.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $199,990,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $52,642,000 of which $7,707,000 related to appreciated securities and $60,349,000 related to depreciated securities.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
INR	11,638	$229	4/2/09	USD	228	$228	$(1)
INR	3,290	64	4/2/09	USD	64	64	—	@
PLN	42	12	4/1/09	USD	12	12	—	@
PLN	56	16	4/3/09	USD	16	16	—	@
USD	56	56	4/1/09	CZK	1,154	56	—	@
USD	81	81	4/1/09	INR	4,114	81	—	@
USD	72	72	4/1/09	INR	3,674	72	—	@
USD	21	21	4/1/09	INR	1,049	21	—	@
USD	136	136	4/1/09	MXN	1,963	139	3
USD	125	125	4/2/09	MXN	1,752	124	(1)
USD	26	26	4/1/09	TWD	866	26	—	@
USD	314	314	4/2/09	ZAR	3,004	317	3
USD	109	109	4/3/09	ZAR	1,043	110	1
		$1,261				$1,266	$5

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009

CZK	—	Czech Koruna
INR	—	Indian Rupee
MXN	—	Mexican Peso
PLN	—	Polish Zloty
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in		Other Financial
	Securities		Instruments*
Valuation Inputs - Assets	(000)		(000)
Level 1 - Quoted Prices	$35,043		$—
Level 2 - Other Significant Observable Inputs	112,305		7
Level 3 - Significant Unobservable Inputs	—	**	—
Total	$147,348		$7

	Investments in		Other Financial
	Securities		Instruments*
Valuation Inputs - Liabilities	(000)		(000)
Level 1 - Quoted Prices	$—		$—
Level 2 - Other Significant Observable Inputs	—		(2)
Level 3 - Significant Unobservable Inputs	—		—
Total	$—		$(2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used to determine fair value.

Investments in
Securities
(000)
Balance as of 12/31/08	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 3/31/09	$—	**
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/09	—

*Other financial instruments include forwards.

* * Includes securities which are valued at zero.

Security Valuation – Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readilya vailable are valued at the mean between the current bid and asked prices obtained from reputable brokers.Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009